UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2011

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 1,675, 1,434, 813, and 1,675 Large Blend funds, respectively.

Mario J. Gabelli, CFA	Kevin V. Dreyer	Chris J. Marangi

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund (the “Fund”) increased 7.19% compared with the Standard & Poor’s (“S&P”) 500 Index increase of 6.02%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (3/3/86)
Gabelli Asset Fund Class AAA	7.19%	35.77%	6.36%	6.75%	11.29%	12.09%	12.44%
S&P 500 Index	6.02	30.69	2.94	2.72	8.73	9.37	9.72	(e)
Dow Jones Industrial Average	8.54	30.29	4.94	4.20	10.09	10.68	11.03	(e)
Nasdaq Composite Index	5.01	32.87	5.96	3.28	9.20	7.99	8.39	(e)
Class A	7.21	35.79	6.36	6.75	11.29	12.09	12.43
With sales charge (b)	1.05	27.98	5.11	6.12	10.96	11.82	12.16
Class B	6.79	34.76	5.52	6.14	10.98	11.84	12.18
With contingent deferred sales charge (c)	1.79	29.76	5.20	6.14	10.98	11.84	12.18
Class C	6.82	34.79	5.58	6.16	10.98	11.84	12.19
With contingent deferred sales charge (d)	5.82	33.79	5.58	6.16	10.98	11.84	12.19
Class I	7.32	36.11	6.54	6.84	11.34	12.13	12.47

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. See page 14 for the expense ratios six months ended June 30, 2011. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index, Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index. The Class AAA Shares NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index, Dow Jones Industrial Average and Nasdaq Composite Index since inception performance are as of February 28, 1986.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The Gabelli Asset Fund

Food and Beverage	11.3%
Energy and Utilities	7.9%
Cable and Satellite	7.8%
Equipment and Supplies	6.9%
Financial Services	6.8%
Diversified Industrial	6.0%
Consumer Products	4.9%
Entertainment	4.0%
Automotive: Parts and Accessories	3.6%
Health Care	3.6%
Machinery	3.6%
U.S. Government Obligations	3.2%
Telecommunications	3.1%
Retail	2.4%
Aviation: Parts and Services	2.4%
Metals and Mining	2.3%
Publishing	2.3%
Hotels and Gaming	2.0%
Specialty Chemicals	2.0%
Business Services	1.7%
Broadcasting	1.5%

Environmental Services	1.2%
Consumer Services	1.2%
Aerospace	1.2%
Automotive	1.1%
Computer Software and Services	1.1%
Communications Equipment	1.1%
Electronics	1.1%
Wireless Communications	0.9%
Agriculture	0.8%
Transportation	0.5%
Real Estate	0.3%
Semiconductors	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Funds	0.0%
Real Estate Investment Trusts	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,071.90	1.36%	$6.99
Class A	$1,000.00	$1,072.10	1.36%	$6.99
Class B	$1,000.00	$1,067.90	2.11%	$10.82
Class C	$1,000.00	$1,068.20	2.11%	$10.82
Class I	$1,000.00	$1,073.20	1.11%	$5.71
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$6.80
Class A	$1,000.00	$1,018.05	1.36%	$6.80
Class B	$1,000.00	$1,014.33	2.11%	$10.54
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$5.56

*	Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.8%
	Aerospace — 1.2%
5,000	Lockheed Martin Corp.	$147,750	$404,850
11,000	Northrop Grumman Corp.	491,769	762,850
2,100,000	Rolls-Royce Holdings plc†	15,537,619	21,739,129
201,600,000	Rolls-Royce Holdings plc, Cl. C†	330,763	323,559
153,000	The Boeing Co.	7,889,766	11,311,290

		24,397,667	34,541,678

	Agriculture — 0.8%
490,000	Archer-Daniels-Midland Co.	6,445,610	14,773,500
92,058	Monsanto Co.	1,406,815	6,677,887
9,000	Potash Corp of Saskatchewan Inc.	41,185	512,910
29,000	The Mosaic Co.	500,160	1,964,170

		8,393,770	23,928,467

	Automotive — 1.1%
70,000	Fiat Industrial SpA†	980,210	903,449
288,000	Ford Motor Co.†	3,595,881	3,971,520
420,000	Navistar International Corp.†	8,250,945	23,713,200
101,250	PACCAR Inc.	522,021	5,172,863
3,400	Volkswagen AG	137,862	624,699

		13,486,919	34,385,731

	Automotive: Parts and Accessories — 3.6%
191,000	BorgWarner Inc.†	1,966,149	15,430,890
5,000	Brembo SpA	66,128	71,275
230,000	CLARCOR Inc.	1,647,194	10,874,400
340,000	Dana Holding Corp.†	2,296,152	6,222,000
55,000	Federal-Mogul Corp.†	1,064,266	1,255,650
570,000	Genuine Parts Co.	16,245,980	31,008,000
2,000	HUGHES Telematics Inc.†	5,897	4,600
394,000	Johnson Controls Inc.	3,527,331	16,414,040
174,000	Midas Inc.†	2,283,829	1,099,680
220,000	Modine Manufacturing Co.†	3,910,683	3,381,400
190,000	O’Reilly Automotive Inc.†	4,685,384	12,446,900
260,000	Standard Motor Products Inc.	2,733,037	3,959,800
143,000	Superior Industries International Inc.	2,907,346	3,161,730
84,000	Tenneco Inc.†	1,739,589	3,701,880

		45,078,965	109,032,245

	Aviation: Parts and Services — 2.4%
1,114,775	BBA Aviation plc	2,737,779	3,891,434
480,000	Curtiss-Wright Corp.	3,268,726	15,537,600
600,000	GenCorp Inc.†	2,151,726	3,852,000

Shares		Cost	Market Value

110,000	Kaman Corp.	$1,534,270	$3,901,700
274,000	Precision Castparts Corp.	3,066,721	45,114,100

		12,759,222	72,296,834

	Broadcasting — 1.5%
322,500	CBS Corp., Cl. A, Voting	3,454,520	9,278,325
19,000	CBS Corp., Cl. B, Non-Voting	482,818	541,310
20,000	Cogeco Inc.	381,659	893,981
26,666	Corus Entertainment Inc., Cl. B, OTC	43,320	563,466
13,334	Corus Entertainment Inc., Cl. B, Toronto	21,662	284,114
105,000	Fisher Communications Inc.†	3,688,472	3,131,100
843	Granite Broadcasting Corp.† (a)	69,109	0
222,000	Liberty Media Corp. - Capital, Cl. A†	1,070,457	19,036,500
63,000	Liberty Media Corp. - Starz, Cl. A†	890,779	4,740,120
198,000	LIN TV Corp., Cl. A†	1,961,883	964,260
12,000	Naspers Ltd., Cl. N	472,418	677,837
400,000	Television Broadcasts Ltd.	1,815,551	2,642,096
160,000	Tokyo Broadcasting System Holdings Inc.	3,676,933	1,925,843

		18,029,581	44,678,952

	Business Services — 1.7%
28,000	ACCO Brands Corp.†	139,023	219,800
38,000	Ascent Media Corp., Cl. A†	673,653	2,012,860
181,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,221,834	2,298,700
190,000	Ecolab Inc.	1,778,939	10,712,200
15,000	Edenred	273,621	457,670
22,000	Equinix Inc.†	1,819,998	2,222,440
61,000	Landauer Inc.	377,119	3,756,990
359,987	Live Nation Entertainment Inc.†	3,853,575	4,129,051
18,000	Macquarie Infrastructure Co. LLC	419,889	496,800
27,500	MasterCard Inc., Cl. A	2,223,363	8,286,850
91,000	Monster Worldwide Inc.†	2,040,441	1,334,060
162,000	The Brink’s Co.	4,724,337	4,832,460
765,000	The Interpublic Group of Companies Inc.	6,653,671	9,562,500
18,000	Visa Inc., Cl. A	950,776	1,516,680

		28,150,239	51,839,061

	Cable and Satellite — 7.8%
1,866,000	Cablevision Systems Corp., Cl. A	4,012,365	67,567,860
194,000	Comcast Corp., Cl. A	2,950,760	4,915,960

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
274,000	Comcast Corp., Cl. A, Special	$5,331,956	$6,639,020
4,000	DigitalGlobe Inc.†	104,615	101,640
1,047,002	DIRECTV, Cl. A†	12,481,292	53,208,642
399,000	DISH Network Corp., Cl. A†	8,998,355	12,237,330
77,000	EchoStar Corp., Cl. A†	2,479,096	2,805,110
1,000	Jupiter Telecommunications Co. Ltd.	980,489	1,117,943
227,000	Liberty Global Inc., Cl. A†	2,777,701	10,224,080
228,000	Liberty Global Inc., Cl. C†	2,780,902	9,735,600
1,077,000	Rogers Communications Inc., Cl. B, New York	5,914,882	42,563,040
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,979,885
244,000	Scripps Networks Interactive Inc., Cl. A	7,804,400	11,926,720
150,000	Shaw Communications Inc., Cl. B, New York	292,208	3,424,500
120,000	Shaw Communications Inc., Cl. B, Non-Voting, Toronto	164,952	2,736,067

55,000	Time Warner Cable Inc.	2,375,071	4,292,200

		59,678,865	235,475,597

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	1,192,406

	Communications Equipment — 1.1%
520,000	Corning Inc.	3,735,156	9,438,000
430,000	Thomas & Betts Corp.†	9,854,140	23,155,500

		13,589,296	32,593,500

	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	302,584	361,343

	Computer Software and Services — 1.1%
35,000	ADPT Corp.†	103,687	106,050
100,001	AOL Inc.†	2,333,905	1,986,020
245,000	Diebold Inc.	8,457,460	7,597,450
53,000	eBay Inc.†	1,599,309	1,710,310
98,250	Fidelity National Information Services Inc.	2,155,793	3,025,118
500	Google Inc., Cl. A†	270,283	253,190
79,000	Internap Network Services Corp.†	582,043	580,650
75,000	NCR Corp.†	1,101,112	1,416,750
109,000	Rockwell Automation Inc.	3,995,301	9,456,840
30,000	SRA International Inc., Cl. A†	930,960	927,600
378,000	Yahoo! Inc.†	9,531,939	5,685,120

		31,061,792	32,745,098

	Consumer Products — 4.9%
35,000	Altria Group Inc.	525,685	924,350
83,000	Avon Products Inc.	2,490,751	2,324,000

Shares		Cost	Market Value

22,000	Brunswick Corp.	$579,521	$448,800
11,000	Christian Dior SA	307,335	1,730,764
440,000	Church & Dwight Co. Inc.	1,425,276	17,837,600
25,000	Clorox Co.	1,389,061	1,686,000
345,000	Eastman Kodak Co.†	2,485,990	1,235,100
326,000	Energizer Holdings Inc.†	9,086,199	23,589,360
214,000	Fortune Brands Inc.	8,313,552	13,646,780
3,400	Givaudan SA†	1,182,809	3,597,146
35,000	Harley-Davidson Inc.	88,156	1,433,950
73,000	Kimberly-Clark Corp.	4,424,240	4,858,880
20,000	Mattel Inc.	361,000	549,800
20,000	National Presto Industries Inc.	629,446	2,029,800
25,000	Philip Morris International Inc.	950,939	1,669,250
50,000	Reckitt Benckiser Group plc	1,570,345	2,760,524
125,000	Sally Beauty Holdings Inc.†	1,001,483	2,137,500
50,000	Svenska Cellulosa AB, Cl. B	709,301	703,930
1,080,000	Swedish Match AB	12,045,067	36,215,139
10,000	Syratech Corp.†	2,000	254
1,500	The Estee Lauder Companies Inc., Cl. A	112,739	157,785
406,000	The Procter & Gamble Co.	13,732,417	25,809,420
35,000	Wolverine World Wide Inc.	325,537	1,461,250

		63,738,849	146,807,382

	Consumer Services — 1.2%
170,000	IAC/InterActiveCorp.†	1,873,123	6,488,900
511,000	Liberty Media Corp. - Interactive, Cl. A†	3,990,283	8,569,470
962,000	Rollins Inc.	3,345,858	19,605,560
28,000	TiVo Inc.†	274,598	288,120
70,866	Tree.com Inc.†	509,902	362,834

		9,993,764	35,314,884

	Diversified Industrial — 6.0%
13,000	Acuity Brands Inc.	153,426	725,140
5,000	Anixter International Inc.	45,044	326,700
75,403	Contax Participacoes SA, ADR†	30,974	210,374
400,000	Cooper Industries plc	8,969,390	23,868,000
428,100	Crane Co.	7,060,266	21,152,421
99,000	Gardner Denver Inc.	814,013	8,320,950
119,000	Greif Inc., Cl. A	1,049,978	7,738,570
266,043	Greif Inc., Cl. B	14,440,973	16,029,091
438,000	Honeywell International Inc.	14,040,050	26,100,420
25,000	Ingersoll-Rand plc	484,296	1,135,250
633,000	ITT Corp.	12,526,372	37,302,690
100,000	Jardine Strategic Holdings Ltd.	2,170,620	3,060,000
230,000	Katy Industries Inc.†	1,211,215	21,275
310,000	Magnetek Inc.†	1,116,061	564,200
240,000	Myers Industries Inc.	1,460,520	2,467,200
7,000	Nortek Inc.†	307,450	252,595

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
52,000	Pentair Inc.	$762,065	$2,098,720
230,033	Smiths Group plc	4,594,444	4,434,006
29,500	Sulzer AG	2,772,121	4,800,000
160,000	Textron Inc.	1,241,296	3,777,600
120,000	Trinity Industries Inc.	1,257,602	4,185,600
211,000	Tyco International Ltd.	8,893,862	10,429,730
4,000	Waters Corp.†	287,836	382,960

		85,689,874	179,383,492

	Electronics — 1.1%
45,000	Chemring Group plc	117,293	462,227
98,000	Intel Corp.	2,094,373	2,171,680
8,500	Kyocera Corp., ADR	269,501	870,570
375,000	LSI Corp.†	2,388,881	2,670,000
1,500	Mettler-Toledo International Inc.†	212,220	253,005
24,000	Molex Inc., Cl. A	655,086	515,520
30,000	Samsung Electronics Co. Ltd., GDR (b)(c)	5,668,233	11,628,000
47,000	Sony Corp., ADR	1,482,953	1,240,330
72,000	TE Connectivity Ltd.	2,185,170	2,646,720
303,000	Texas Instruments Inc.	7,982,715	9,947,490

		23,056,425	32,405,542

	Energy and Utilities — 7.9%
11,000	Anadarko Petroleum Corp.	652,895	844,360
208,000	BP plc, ADR	5,428,295	9,212,320
29,000	CH Energy Group Inc.	1,214,873	1,544,540
323,000	Chevron Corp.	12,412,640	33,217,320
340,000	ConocoPhillips	9,732,763	25,564,600
248,000	CONSOL Energy Inc.	9,613,024	12,023,040
25,000	Constellation Energy Group Inc.	551,389	949,000
122,000	Devon Energy Corp.	1,673,036	9,614,820
9,000	Diamond Offshore Drilling Inc.	755,382	633,690
25,000	DPL Inc.	571,010	754,000
90,000	Duke Energy Corp.	1,022,606	1,694,700
20,000	Edison International	340,000	775,000
475,000	El Paso Corp.	4,128,733	9,595,000
240,000	El Paso Electric Co.	3,007,363	7,752,000
94,000	EOG Resources Inc.	430,496	9,827,700
319,000	Exxon Mobil Corp.	7,591,950	25,960,220
70,000	FirstEnergy Corp.	1,346,415	3,090,500
130,000	GenOn Energy Inc., Escrow† (a)	0	0
89,000	Great Plains Energy Inc.	2,104,942	1,844,970
205,000	Halliburton Co.	6,436,153	10,455,000
235,500	National Fuel Gas Co.	11,915,519	17,144,400
29,000	NextEra Energy Inc.	1,382,210	1,666,340
130,000	Northeast Utilities	2,352,320	4,572,100
25,000	NSTAR	793,474	1,149,500

Shares		Cost	Market Value

12,000	Occidental Petroleum Corp.	$941,505	$1,248,480
90,000	Oceaneering International Inc.	1,944,964	3,645,000
43,000	Petroleo Brasileiro SA, ADR	1,607,097	1,455,980
100,000	Progress Energy Inc., CVO†	52,000	10,000
235,000	Rowan Companies Inc.†	8,664,401	9,120,350
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	3,414,240
129,100	SJW Corp.	2,122,183	3,129,384
255,000	Southwest Gas Corp.	4,493,970	9,845,550
245,000	Spectra Energy Corp.	5,632,832	6,715,450
50,000	Talisman Energy Inc.	1,014,455	1,024,500
100,000	The AES Corp.†	397,000	1,274,000
12,000	The Empire District Electric Co.	227,159	231,120
67,000	Transocean Ltd.	5,014,711	4,325,520
229,000	Weatherford International Ltd.†	4,652,719	4,293,750

		125,080,096	239,618,444

	Entertainment — 4.0%
8,010	Chestnut Hill Ventures† (a)	218,000	525,258
255,000	Discovery Communications Inc., Cl. A†	2,945,761	10,444,800
250,300	Discovery Communications Inc., Cl. C†	2,025,437	9,148,465
60,000	DreamWorks Animation SKG Inc., Cl. A†	1,477,816	1,206,000
5,000	Electronic Arts Inc.†	116,106	118,000
784,000	Grupo Televisa SA, ADR	8,752,987	19,286,400
1,600	Nintendo Co. Ltd.	496,491	299,509
80,000	Rank Group plc	206,625	191,953
20,000	Regal Entertainment Group, Cl. A	271,025	247,000
516,000	The Madison Square Garden Co., Cl. A†	2,039,912	14,205,480
543,001	Time Warner Inc.	14,476,638	19,748,947
515,000	Viacom Inc., Cl. A	15,234,637	29,602,200
20,000	Viacom Inc., Cl. B	771,712	1,020,000
555,000	Vivendi	11,012,804	15,432,764
35,000	World Wrestling Entertainment Inc., Cl. A	296,737	333,550

		60,342,688	121,810,326

	Environmental Services — 1.2%
583,000	Republic Services Inc.	6,700,194	17,985,550
500,000	Waste Management Inc.	10,415,537	18,635,000

		17,115,731	36,620,550

	Equipment and Supplies — 6.9%
960,500	AMETEK Inc.	2,495,517	43,126,450
6,000	Amphenol Corp., Cl. A	23,162	323,940
100,000	CIRCOR International Inc.	982,474	4,283,000
144,000	Crown Holdings Inc.†	649,195	5,590,080
180,000	CTS Corp.	1,062,935	1,740,600
8,000	Danaher Corp.	70,641	423,920
390,000	Donaldson Co. Inc.	2,250,340	23,665,200
238,000	Flowserve Corp.	3,182,360	26,153,820

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
200,000	Gerber Scientific Inc.†	$1,909,449	$2,226,000
230,000	GrafTech International Ltd.†	2,011,244	4,662,100
762,000	IDEX Corp.	2,863,178	34,937,700
151,000	Interpump Group SpA	614,802	1,291,946
388,000	Lufkin Industries Inc.	1,755,832	33,387,400
70,000	Met-Pro Corp.	380,521	796,600
20,000	Sealed Air Corp.	168,679	475,800
2,000	SL Industries Inc.†	5,719	47,100
100,000	Tenaris SA, ADR	4,489,103	4,573,000
100,000	The Manitowoc Co. Inc.	240,518	1,684,000
100,000	The Weir Group plc	420,789	3,413,741
29,000	Valmont Industries Inc.	232,196	2,795,310
320,000	Watts Water Technologies Inc., Cl. A	3,746,489	11,331,200

		29,555,143	206,928,907

	Financial Services — 6.8%
15,900	Alleghany Corp.†	2,543,397	5,296,449
75,000	AllianceBernstein Holding LP	1,934,652	1,458,000
707,000	American Express Co.	20,729,677	36,551,900
7,000	Ameriprise Financial Inc.	221,427	403,760
32,000	Argo Group International Holdings Ltd.	1,152,402	951,040
132,000	Artio Global Investors Inc.	3,077,979	1,491,600
115,000	Bank of America Corp.	1,305,048	1,260,400
211	Berkshire Hathaway Inc., Cl. A†	809,023	24,498,155
71,000	BKF Capital Group Inc.†	413,961	95,495
20,000	Calamos Asset Management Inc., Cl. A	228,324	290,400
40,000	Citigroup Inc.	1,834,161	1,665,600
60,000	Commerzbank AG, ADR	850,550	260,400
199,300	Deutsche Bank AG	8,808,900	11,806,532
165,000	First Niagara Financial Group Inc.	2,158,142	2,178,000
40,000	Fortress Investment Group LLC, Cl. A†	280,224	192,800
30,000	GAM Holding AG†	541,977	492,418
129,000	H&R Block Inc.	2,076,987	2,069,160
25,000	HSBC Holdings plc, ADR	1,364,054	1,240,500
50,000	Interactive Brokers Group Inc., Cl. A	925,077	782,500
450,000	Janus Capital Group Inc.	6,042,263	4,248,000
275,000	JPMorgan Chase & Co.	10,531,262	11,258,500
62,000	Kinnevik Investment AB, Cl. A	1,082,429	1,391,893
83,000	Kinnevik Investment AB, Cl. B	1,507,974	1,843,657
75,000	KKR & Co. LP	725,864	1,224,000
330,000	Legg Mason Inc.	7,310,744	10,810,800
75,000	Leucadia National Corp.	655,691	2,557,500
67,000	Loews Corp.	2,966,834	2,820,030
48,800	M&T Bank Corp.	3,609,287	4,291,960

Shares		Cost	Market Value

150,000	Marsh & McLennan Companies Inc.	$4,406,024	$4,678,500
70,000	Northern Trust Corp.	3,662,610	3,217,200
153,000	PNC Financial Services Group Inc.	8,685,939	9,120,330
350,000	Popular Inc.†	1,037,600	966,000
44,000	Royal Bank of Canada	2,336,128	2,509,320
139,200	State Street Corp.	3,223,963	6,276,528
20,000	SunTrust Banks Inc.	424,879	516,000
50,000	T. Rowe Price Group Inc.	850,990	3,017,000
9,000	TD Ameritrade Holding Corp.	172,030	175,590
526,000	The Bank of New York Mellon Corp.	16,017,373	13,476,120
47,000	The Blackstone Group LP	822,632	778,320
11,000	The Goldman Sachs Group Inc.	1,655,058	1,463,990
5,000	The Travelers Companies Inc.	198,991	291,900
19,000	Unitrin Inc.	498,464	563,730
8,500	Value Line Inc.	136,515	113,985
180,000	Waddell & Reed Financial Inc., Cl. A	3,903,823	6,543,000
646,000	Wells Fargo & Co.	19,478,984	18,126,760

		153,200,313	205,265,722

	Food and Beverage — 11.3%
345,000	Brown-Forman Corp., Cl. A	6,015,904	24,840,000
85,000	Brown-Forman Corp., Cl. B	1,986,156	6,348,650
80,000	Campbell Soup Co.	2,189,885	2,764,000
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,346,749
80,000	Coca-Cola Enterprises Inc.	1,626,706	2,334,400
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR†	231,193	441,540
210,000	Constellation Brands Inc., Cl. A†	2,907,661	4,372,200
220,000	Corn Products International Inc.	2,673,947	12,161,600
323,000	Danone	15,485,446	24,099,234
600,000	Davide Campari - Milano SpA	3,016,181	4,933,438
130,000	Dean Foods Co.†	1,833,485	1,595,100
333,000	Diageo plc, ADR	13,077,303	27,262,710
2,000	Diamond Foods Inc.	46,909	152,680
199,000	Dr Pepper Snapple Group Inc.	4,732,688	8,344,070
73,000	Farmer Brothers Co.	976,894	740,220
412,500	Flowers Foods Inc.	1,236,013	9,091,500
70,000	Fomento Economico Mexicano SAB de CV, ADR	2,406,448	4,654,300
589,000	General Mills Inc.	10,330,879	21,922,580
51,500	Green Mountain Coffee Roasters Inc.†	1,329,095	4,596,890
3,200,000	Grupo Bimbo SAB de CV, Cl. A	1,620,465	7,414,784
72,000	H.J. Heinz Co.	2,596,822	3,836,160
99,000	Heineken NV	4,744,338	5,953,667
200,000	ITO EN Ltd.	4,508,907	3,535,184
50,000	Kellogg Co.	1,344,429	2,766,000
82,000	Kerry Group plc, Cl. A	971,184	3,406,856

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
498,000	Kikkoman Corp.	$5,753,685	$5,227,129
290,229	Kraft Foods Inc., Cl. A	8,639,540	10,224,768
32,000	LVMH Moet Hennessy Louis Vuitton SA	1,117,034	5,758,868
15,000	MEIJI Holdings Co. Ltd.	678,410	630,706
245,000	Morinaga Milk Industry Co. Ltd.	909,693	1,043,848
93,000	Nestlé SA	2,032,499	5,779,661
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,899,621	7,271,598
200,000	Parmalat SpA†	569,900	752,342
24,000	Peet’s Coffee & Tea Inc.†	943,373	1,384,800
237,000	PepsiCo Inc.	8,130,289	16,691,911
94,000	Pernod-Ricard SA	8,492,663	9,265,321
146,000	Ralcorp Holdings Inc.†	2,404,670	12,640,680
86,430	Remy Cointreau SA	5,079,553	7,274,569
1,004,016	Sara Lee Corp.	15,044,026	19,066,264
331,000	The Coca-Cola Co.	13,888,439	22,272,990
32,000	The Hain Celestial Group Inc.†	532,819	1,067,520
33,000	The Hershey Co.	909,605	1,876,050
20,000	The J.M. Smucker Co.	547,733	1,528,800
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,854,351
164,800	Tootsie Roll Industries Inc.	1,820,002	4,822,048
160,000	Tyson Foods Inc., Cl. A	2,249,108	3,107,200
444,000	YAKULT HONSHA Co. Ltd.	11,946,720	12,806,260

		189,157,921	341,262,196

	Health Care — 3.6%
40,000	Abbott Laboratories	1,948,913	2,104,800
15,000	Alere Inc.†	255,011	549,300
50,000	Allergan Inc.	2,338,454	4,162,500
44,000	Amgen Inc.†	203,194	2,567,400
70,000	AngioDynamics Inc.†	934,504	996,100
10,000	ArthroCare Corp.†	235,827	334,700
75,000	Baxter International Inc.	3,881,678	4,476,750
39,000	Becton, Dickinson and Co.	3,115,666	3,360,630
200	Bio-Rad Laboratories Inc., Cl. A†	22,634	23,872
50,500	Biogen Idec Inc.†	806,992	5,399,460
250,000	Boston Scientific Corp.†	2,106,882	1,727,500
212,000	Bristol-Myers Squibb Co.	5,621,279	6,139,520
25,000	Cephalon Inc.†	1,769,494	1,997,500
18,000	Cepheid Inc.†	204,402	623,520
67,000	Chemed Corp.	1,081,042	4,389,840
32,000	CONMED Corp.†	640,430	911,360
44,000	Covidien plc	1,724,056	2,342,120
10,000	DENTSPLY International Inc.	190,509	380,800
55,000	Eli Lilly & Co.	2,124,731	2,064,150

Shares		Cost	Market Value

44,000	Exactech Inc.†	$671,660	$792,440
5,000	Gilead Sciences Inc.†	203,905	207,050
38,000	Henry Schein Inc.†	1,049,459	2,720,420
147,000	Johnson & Johnson	6,486,001	9,778,440
16,000	Laboratory Corp. of America Holdings†	1,125,965	1,548,640
80,000	Life Technologies Corp.†	2,096,308	4,165,600
108,000	Mead Johnson Nutrition Co.	5,150,136	7,295,400
65,000	Medco Health Solutions Inc.†	1,170,835	3,673,800
100,000	Merck & Co. Inc.	2,445,196	3,529,000
11,000	Nobel Biocare Holding AG†	306,084	224,252
20,000	Owens & Minor Inc.	665,680	689,800
115,000	Pain Therapeutics Inc.†	667,613	445,050
70,000	Patterson Companies Inc.	1,825,412	2,302,300
175,000	Pfizer Inc.	3,045,050	3,605,000
40,000	Quidel Corp.†	543,987	606,000
30,000	Roche Holding AG, ADR	1,089,048	1,258,800
80,000	Smith & Nephew plc	887,600	853,837
2,000	Stryker Corp.	65,440	117,380
2,000	Techne Corp.	135,973	166,740
750,000	Tenet Healthcare Corp.†	4,772,191	4,680,000
50,000	UnitedHealth Group Inc.	1,524,774	2,579,000
90,000	Watson Pharmaceuticals Inc.†	3,358,954	6,185,700
34,000	William Demant Holding A/S†	1,594,066	3,068,554
100,000	Wright Medical Group Inc.†	1,567,862	1,500,000
3,000	Young Innovations Inc.	78,887	85,560
13,000	Zimmer Holdings Inc.†	662,619	821,600

		72,396,403	107,452,185

	Hotels and Gaming — 2.0%
15,000	Accor SA	508,153	670,734
24,000	Churchill Downs Inc.	910,628	1,081,920
380,000	Gaylord Entertainment Co.†	9,961,132	11,400,000
500,000	Genting Singapore plc†	713,517	785,639
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	380,400
14,422	Host Hotels & Resorts Inc.	290,636	244,453
26,000	Hyatt Hotels Corp., Cl. A†	1,156,617	1,061,320
151,000	International Game Technology	3,315,193	2,654,580
60,000	Interval Leisure Group Inc.†	561,535	821,400
2,600,000	Ladbrokes plc	14,749,785	6,359,478
140,000	Las Vegas Sands Corp.†	1,685,029	5,909,400
4,200,000	Mandarin Oriental International Ltd.	8,011,029	8,778,000
110,000	MGM Resorts International†	732,555	1,453,100
55,000	Orient-Express Hotels Ltd., Cl. A†	1,018,175	591,250
110,000	Pinnacle Entertainment Inc.†	763,074	1,639,000
98,000	Starwood Hotels & Resorts Worldwide Inc.	1,921,712	5,491,920
1,800,000	The Hongkong & Shanghai Hotels Ltd.	2,339,548	3,007,055

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
16,000	The Marcus Corp.	$177,498	$158,080
187,000	Universal Entertainment Corp.	3,870,031	6,213,589
18,000	Wyndham Worldwide Corp.	470,825	605,700
15,000	Wynn Resorts Ltd.	389,245	2,153,100

		53,704,997	61,460,118

	Machinery — 3.6%
162,900	Bucyrus International Inc.	14,795,652	14,931,414
135,000	Caterpillar Inc.	893,289	14,372,100
400,000	CNH Global NV†	12,185,748	15,460,000
743,000	Deere & Co.	5,942,527	61,260,350
22,000	Mueller Water Products Inc., Cl. A	183,302	87,560
30,000	Zebra Technologies Corp., Cl. A†	1,148,831	1,265,100

		35,149,349	107,376,524

	Manufactured Housing and Recreational Vehicles — 0.1%
185,000	All American Group Inc.†	567,608	37,000
32,000	Cavco Industries Inc.†	605,460	1,440,000
32,000	Nobility Homes Inc.†	582,094	256,000
77,500	Skyline Corp.	2,742,649	1,356,250

		4,497,811	3,089,250

	Metals and Mining — 2.3%
5,000	Agnico-Eagle Mines Ltd.	236,238	315,650
220,000	Alcoa Inc.	3,421,195	3,489,200
368,000	Barrick Gold Corp.	6,891,098	16,666,720
178,000	Freeport-McMoRan Copper & Gold Inc.	2,869,862	9,416,200
105,000	Ivanhoe Mines Ltd.†	878,845	2,656,500
8,000	James River Coal Co.†	58,140	166,560
50,000	Kinross Gold Corp.	359,224	790,000
52,000	New Hope Corp. Ltd.	70,252	291,132
639,000	Newmont Mining Corp.	16,432,052	34,486,830
25,000	Peabody Energy Corp.	973,215	1,472,750

		32,190,121	69,751,542

	Publishing — 2.3%
34,000	Belo Corp., Cl. A†	176,514	256,020
490,000	Il Sole 24 Ore SpA†	3,333,096	830,665
420,000	Media General Inc., Cl. A†	4,076,882	1,604,400
70,000	Meredith Corp.	1,508,272	2,179,100
3,036,000	News Corp., Cl. A	24,194,580	53,737,200
22,000	News Corp., Cl. B	212,046	397,760
155,000	The E.W. Scripps Co., Cl. A†	1,276,082	1,498,850
170,000	The McGraw-Hill Companies Inc.	1,505,331	7,124,700
27,000	The New York Times Co., Cl. A†	248,035	235,440

		36,530,838	67,864,135

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	364,870

Shares		Cost	Market Value

103,000	Griffin Land & Nurseries Inc.	$1,479,146	$3,346,470
250,000	The St. Joe Co.†	1,870,114	5,210,000

		3,643,756	8,921,340

	Real Estate Investment Trusts — 0.0%
16,070	Prologis Inc.	983,331	575,963

	Retail — 2.4%
110,000	Aaron’s Inc.†	583,437	3,108,600
250,000	AutoNation Inc.†	2,405,853	9,152,500
12,500	AutoZone Inc.†	1,113,899	3,685,625
250,000	Coldwater Creek Inc.†	1,495,030	350,000
125,000	Costco Wholesale Corp.	6,453,676	10,155,000
453,000	CVS Caremark Corp.	15,603,634	17,023,740
123,000	HSN Inc.†	2,371,269	4,049,160
1,800,000	Lianhua Supermarket Holdings Ltd., Cl. H	4,560,886	4,117,352
200,000	Macy’s Inc.	3,263,628	5,848,000
95,000	Safeway Inc.	2,298,527	2,220,150
35,000	The Cheesecake Factory Inc.†	1,026,575	1,097,950
51,000	The Home Depot Inc.	1,586,243	1,847,220
70,000	The Kroger Co.	423,375	1,736,000
44,000	Wal-Mart Stores Inc.	2,225,443	2,338,160
45,000	Walgreen Co.	1,523,145	1,910,700
60,000	Whole Foods Market Inc.	1,436,727	3,807,000
135,000	Winn-Dixie Stores Inc.†	2,049,614	1,140,750

		50,420,961	73,587,907

	Semiconductors — 0.1%
160,000	National Semiconductor Corp.	3,907,980	3,937,600
5,000	Varian Semiconductor Equipment Associates Inc.†	307,450	307,200

		4,215,430	4,244,800

	Specialty Chemicals — 2.0%
7,000	Air Products & Chemicals Inc.	636,874	669,060
50,500	Airgas Inc.	3,306,582	3,537,020
17,000	Ashland Inc.	284,580	1,098,540
21,772	Chemtura Corp.†	323,976	396,250
12,000	E. I. du Pont de Nemours and Co.	635,249	648,600
510,000	Ferro Corp.†	6,866,557	6,854,400
110,000	General Chemical Group Inc.†	365,584	1,485
136,000	H.B. Fuller Co.	1,271,302	3,321,120
145,000	International Flavors & Fragrances Inc.	6,723,874	9,314,800
40,000	Material Sciences Corp.†	266,497	290,000
2,000	NewMarket Corp.	215,642	341,420
590,000	Omnova Solutions Inc.†	1,637,428	4,106,400
7,500	Praxair Inc.	769,652	812,925
120,000	Rhodia SA	5,492,100	5,443,313
297,000	Sensient Technologies Corp.	5,726,600	11,009,790

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)

	Specialty Chemicals (Continued)
82,000	The Lubrizol Corp.	$10,977,301	$11,010,140
72,000	Zep Inc.	766,904	1,360,800

		46,266,702	60,216,063

	Telecommunications — 3.1%
7,000	AboveNet Inc.	358,228	493,220
145,000	AT&T Inc.	3,508,517	4,554,450
23,000	Brasil Telecom SA, ADR	706,205	659,180
14,000	Brasil Telecom SA, Cl. C, ADR	210,888	150,920
40,000	CenturyLink Inc.	584,996	1,617,200
1,170,000	Cincinnati Bell Inc.†	5,148,815	3,884,400
380,000	Deutsche Telekom AG, ADR	6,396,716	5,939,400
27,000	France Telecom SA, ADR	481,981	574,830
36,000	Hellenic Telecommunications Organization SA	735,003	335,683
11,000	Hellenic Telecommunications Organization SA, ADR	88,308	51,590
64,500	Loral Space & Communications Inc.†	4,537,703	4,480,815
117,000	NII Holdings Inc.†	4,827,819	4,958,460
235,000	Portugal Telecom SGPS SA	2,379,092	2,329,962
19,000	SAVVIS Inc.†	660,298	751,070
745,000	Sprint Nextel Corp.†	2,683,431	4,015,550
75,403	Tele Norte Leste Participacoes SA, ADR	1,001,480	1,171,763
3,100,000	Telecom Italia SpA	1,732,489	4,313,423
200,000	Telecom Italia SpA, ADR	1,395,966	2,780,000
73	Telecomunicacoes de Sao Paulo SA	656	1,937
46,500	Telecomunicacoes de Sao Paulo SA, Preference, ADR	911,624	1,381,050
279,000	Telefonica SA, ADR	3,334,921	6,832,710
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	101,330	660,000
585,000	Telephone & Data Systems Inc.	12,232,605	18,181,800
495,000	Telephone & Data Systems Inc., Special	10,070,967	13,330,350
80,000	tw telecom inc.†	1,409,770	1,642,400
232,000	Verizon Communications Inc.	7,007,962	8,637,360
40,000	VimpelCom Ltd., ADR	593,825	510,400

		73,101,595	94,239,923

	Transportation — 0.5%
375,000	AMR Corp.†	3,299,274	2,025,000
330,000	GATX Corp.	8,374,749	12,249,600
2,000	Huntington Ingalls Industries Inc.†	53,019	69,000
4,000	Kansas City Southern†	7,317	237,320
39,100	Providence and Worcester Railroad Co.	616,606	554,829

		12,350,965	15,135,749

Shares		Cost	Market Value

	Wireless Communications — 0.9%
91,000	America Movil SAB de CV, Cl. L, ADR	$566,974	$4,903,080
54,000	Millicom International Cellular SA, SDR	4,912,683	5,634,604
2,700	NTT DoCoMo Inc.	3,867,175	4,795,975
13,001	Tim Participacoes SA, ADR	157,722	639,779
185,000	United States Cellular Corp.†	8,925,694	8,957,700
116,075	Vodafone Group plc, ADR	3,057,588	3,101,524

		21,487,836	28,032,662

	TOTAL COMMON STOCKS	1,459,775,242	2,920,436,518

	RIGHTS — 0.0%

	Health Care — 0.0%
80,000	Sanofi, CVR, expire 12/31/20†	160,800	192,800

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	5,964

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	0

		0	0

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (c)	298,980	345,200

	TOTAL WARRANTS	710,700	351,164

Principal Amount

	CORPORATE BONDS — 0.0%
	Specialty Chemicals — 0.0%
$200,000	Chemtura Corp., Escrow, Zero Coupon, 11/17/20† (a)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
94,640,000	U.S. Treasury Bills, 0.005% to 0.150%††, 07/14/11 to 12/22/11	94,619,254	94,627,912

	TOTAL INVESTMENTS — 100.0%	$1,555,265,996	3,015,608,394

	Other Assets and Liabilities (Net) — 0.0%		826,579

	NET ASSETS — 100.0%		$3,016,434,973

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $525,258 or 0.02% of net assets.

(b)	Illiquid security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $11,973,200 or 0.40% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,555,265,996)	$3,015,608,394
Foreign currency, at value (cost $31,597)	31,536
Cash	5,001
Receivable for Fund shares sold	4,078,471
Receivable for investments sold	186,461
Dividends receivable	3,932,551
Prepaid expenses	92,135

Total Assets	3,023,934,549

Liabilities:
Payable for investments purchased	2,015,238
Payable for Fund shares redeemed	1,515,183
Payable for investment advisory fees	2,393,785
Payable for distribution fees	602,475
Payable for accounting fees	7,500
Payable for shareholder services fees	511,710
Other accrued expenses	453,685

Total Liabilities	7,499,576

Net Assets (applicable to 57,533,554 shares outstanding)	$3,016,434,973

Net Assets Consist of:
Paid-in capital	$1,528,113,932
Accumulated net investment income	5,287,223
Accumulated net realized gain on investments and foreign currency transactions	22,666,405
Net unrealized appreciation on investments	1,460,342,398
Net unrealized appreciation on foreign currency translations	25,015

Net Assets	$3,016,434,973

Shares of Beneficial Interest each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,835,250,144 ÷ 54,051,643 shares outstanding)	$52.45

Class A:
Net Asset Value and redemption price per share ($62,932,810 ÷ 1,206,527 shares outstanding)	$52.16

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$55.34

Class B:
Net Asset Value and offering price per share ($6,305 ÷ 124.87 shares outstanding)	$50.49	(a)

Class C:
Net Asset Value and offering price per share ($34,410,754 ÷ 677,804 shares outstanding)	$50.77	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($83,834,960 ÷ 1,597,455 shares outstanding)	$52.48

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $833,265)	$25,371,777
Interest	83,926

Total Investment Income	25,455,703

Expenses:
Investment advisory fees	14,237,319
Distribution fees – Class AAA	3,397,419
Distribution fees – Class A	54,929
Distribution fees – Class B	15
Distribution fees – Class C	129,168
Shareholder services fees	912,995
Shareholder communications expenses	206,663
Custodian fees	191,996
Legal and audit fees	115,255
Registration expenses	50,717
Trustees’ fees	47,618
Accounting fees	22,500
Interest expense	4
Miscellaneous expenses	83,148

Total Expenses	19,449,746

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(10,042)
Custodian fee credits	(93)

Total Reductions and Credits	(10,135)

Net Expenses	19,439,611

Net Investment Income	6,016,092

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	39,359,527
Net realized loss on foreign currency transactions	(35,566)

Net realized gain on investments and foreign currency transactions	39,323,961

Net change in unrealized appreciation on investments	149,590,531
Net change in unrealized appreciation on foreign currency translations	15,147

Net change in unrealized appreciation on investments and foreign currency translations	149,605,678

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	188,929,639

Net Increase in Net Assets Resulting from Operations	$194,945,731

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$6,016,092	$7,915,686
Net realized gain on investments and foreign currency transactions	39,323,961	42,454,263
Net change in unrealized appreciation on investments and foreign currency translations	149,605,678	436,777,256

Net Increase in Net Assets Resulting from Operations	194,945,731	487,147,205

Distributions to Shareholders:
Net investment income
Class AAA	—	(7,601,812)
Class A	—	(79,054)
Class I	—	(195,336)

	—	(7,876,202)

Net realized gain
Class AAA	—	(21,422,786)
Class A	—	(192,856)
Class B	—	(14)
Class C	—	(144,746)
Class I	—	(320,558)

	—	(22,080,960)

Total Distributions to Shareholders	—	(29,957,162)

Shares of Beneficial Interest Transactions:
Class AAA	76,516,313	17,849,088
Class A	37,079,943	6,693,080
Class B	4,664	—
Class C	15,680,896	6,078,908
Class I	41,637,360	26,561,505

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	170,919,176	57,182,581

Redemption Fees	2,747	2,170

Net Increase in Net Assets	365,867,654	514,374,794
Net Assets:
Beginning of period	2,650,567,319	2,136,192,525

End of period (including undistributed net investment income of $5,287,223 and $0, respectively)	$3,016,434,973	$2,650,567,319

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratio to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2011(b)	$48.93	$0.11	$3.41	$3.52	—	—	—	$0.00	(c)	$52.45	7.2%	$2,835,250	0.42	%(d)	1.36	%(d)	4%
2010	40.21	0.15	9.13	9.28	$(0.15)	$(0.41)	$(0.56)	0.00	(c)	48.93	23.1	2,571,513	0.35		1.38		7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	(c)	40.21	30.5	2,107,979	0.74		1.40		7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	(0.03)	(0.26)	0.00	(c)	31.01	(37.2)	1,721,697	0.52		1.38		14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	(c)	49.81	11.8	2,953,454	0.31		1.36		9
2006	41.13	0.30	8.70	9.00	(0.31)	(2.44)	(2.75)	0.00	(c)	47.38	21.8	2,516,088	0.67		1.36		7
Class A
2011(b)	$48.65	$0.13	$3.38	$3.51	—	—	—	$0.00	(c)	$52.16	7.2%	$62,933	0.53	%(d)	1.36	%(d)	4%
2010	40.01	0.15	9.07	9.22	$(0.17)	$(0.41)	$(0.58)	(0.00	)(c)	48.65	23.0	23,280	0.34		1.38		7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	(0.00	)(c)	40.01	30.5	13,216	0.75		1.40		7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	(0.03)	(0.28)	0.00	(c)	30.85	(37.2)	11,522	0.55		1.38		14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	(c)	49.59	11.8	12,497	0.30		1.36		9
2006	41.01	0.32	8.66	8.98	(0.34)	(2.44)	(2.78)	0.00	(c)	47.21	21.9	4,806	0.71		1.35		7
Class B
2011(b)	$47.28	$(0.01)	$3.22	$3.21	—	—	—	—		$50.49	6.8%	$6	(0.04	)%(d)	2.11	%(d)	4%
2010	39.04	(0.17)	8.82	8.65	—	$(0.41)	$(0.41)	$(0.00	)(c)	47.28	22.2	2	(0.41)		2.13		7
2009	30.14	0.02	8.88	8.90	—	—	—	(0.00	)(c)	39.04	29.5	2	0.08		2.15		7
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	(0.03)	(0.25)	0.00	(c)	30.14	(37.7)	4	(0.32)		2.13		14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	(c)	48.80	10.9	2	(0.52)		2.11		9
2006	40.64	0.18	8.34	8.52	—	(2.44)	(2.44)	0.00	(c)	46.72	20.9	1	0.41		2.11		7
Class C
2011(b)	$47.53	$(0.06)	$3.30	$3.24	—	—	—	$0.00	(c)	$50.77	6.8%	$34,411	(0.24	)%(d)	2.11	%(d)	4%
2010	39.25	(0.17)	8.86	8.69	—	$(0.41)	$(0.41)	(0.00	)(c)	47.53	22.1	17,240	(0.40)		2.13		7
2009	30.31	(0.01)	9.00	8.99	$(0.05)	—	(0.05)	0.00	(c)	39.25	29.6	8,916	(0.03)		2.15		7
2008	48.68	(0.09)	(18.25)	(18.34)	—	(0.03)	(0.03)	0.00	(c)	30.31	(37.7)	6,419	(0.21)		2.13		14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	(c)	48.68	11.0	8,090	(0.47)		2.11		9
2006	40.54	(0.03)	8.54	8.51	(0.03)	(2.44)	(2.47)	0.00	(c)	46.58	20.9	3,348	(0.07)		2.11		7
Class I
2011(b)	$48.90	$0.20	$3.38	$3.58	—	—	—	$0.00	(c)	$52.48	7.3%	$83,835	0.79	%(d)	1.11	%(d)	4%
2010	40.18	0.27	9.11	9.38	$(0.25)	$(0.41)	$(0.66)	(0.00	)(c)	48.90	23.4	38,532	0.62		1.13		7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	(0.00	)(c)	40.18	30.9	6,080	0.99		1.15		7
2008(e)	47.26	0.33	(16.25)	(15.92)	(0.34)	(0.03)	(0.37)	0.00	(c)	30.97	(33.6)	3,753	0.84	(d)	1.13	(d)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended June 30, 2011, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Asset Fund (the “Fund”) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$34,218,119	$323,559	—	$34,541,678
Broadcasting	44,678,952	—	$0	44,678,952
Consumer Products	146,807,128	254	—	146,807,382
Energy and Utilities	239,608,444	10,000	0	239,618,444
Entertainment	121,285,068	—	525,258	121,810,326
Other Industries (a)	2,332,979,736	—	—	2,332,979,736
Total Common Stocks	2,919,577,447	333,813	525,258	2,920,436,518
Rights (a)	192,800	—	—	192,800
Warrants:
Automotive: Parts and Accessories	5,964	—	—	5,964
Broadcasting	—	—	0	0
Hotels and Gaming	—	345,200	—	345,200
Total Warrants	5,964	345,200	0	351,164
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	94,627,912	—	94,627,912
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,919,776,211	$95,306,925	$525,258	$3,015,608,394

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Entertainment	364,856	—	—	160,402	—	—	—	—	525,258	160,402
Total Common Stocks	364,856	—	—	160,402	—	—	—	—	525,258	160,402
Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—
Energy and Utilities	79	—	0	148,979	—	(149,058)	—	—	—	—
Total Warrants	79	—	0	148,979	—	(149,058)	—	—	0	—
Corporate Bonds	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$364,935	$—	$0	$309,381	$—	$(149,058)	$—	$—	$525,258	$160,402

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended June 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund’s use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for federal income tax purposes.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$7,876,202
Net long-term capital gains	22,080,960

Total distributions paid	$29,957,162

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

Provision For Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

On Form-1120 RIC, the Fund paid a $3,375 corporate tax expense due to undiscovered investments in passive foreign investment companies.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,571,591,844	$1,515,411,891	$(71,395,341)	$1,444,016,550

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any interest or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2011, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $10,042.

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $216,059,118 and $104,705,471, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $183,328 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $44,195 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months period ended June 30, 2011, there were no borrowings under the line of credit.

8.  Shares of Beneficial Interest.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $2,747 and $2,170, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,066,954	$259,111,615	6,816,431	$302,566,955
Shares issued upon reinvestment of distributions	77	3,788	557,615	27,345,434
Shares redeemed	(3,570,224)	(182,599,090)	(7,240,198)	(312,063,301)

Net increase	1,496,807	$76,516,313	133,848	$17,849,088

Class A
Shares sold	827,387	$42,123,770	245,328	$10,824,049
Shares issued upon reinvestment of distributions	—	—	4,981	242,870
Shares redeemed	(99,339)	(5,043,827)	(102,166)	(4,373,839)

Net increase	728,048	$37,079,943	148,143	$6,693,080

Class B
Shares sold	92	$4,664	—	$—

Net increase	92	$4,664	—	$—

Class C
Shares sold	359,554	$17,881,739	197,241	$8,582,504
Shares issued upon reinvestment of distributions	6	254	2,373	113,056
Shares redeemed	(44,453)	(2,201,097)	(64,070)	(2,616,652)

Net increase	315,107	$15,680,896	135,544	$6,078,908

The Gabelli Asset Fund

Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of beneficial interest were as follows (continued):

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class I
Shares sold	909,463	$46,779,594	851,707	$35,319,699
Shares issued upon reinvestment of distributions	—	—	9,005	441,335
Shares redeemed	(99,958)	(5,142,234)	(224,093)	(9,199,529)

Net increase	809,505	$41,637,360	636,619	$26,561,505

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2011, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap core and multi-cap value large funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year period, and in the top third for the three and five year periods.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Asset Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

* Effective August 1, 2011, the Distributors of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q211SR

The

Gabelli Asset

Fund

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 1,675, 1,434, 813, and 1,675 Large Blend funds, respectively.

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date     9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date     9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date     9/7/11

* Print the name and title of each signing officer under his or her signature.